Income Taxes - Narrative (Detail) - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Operating Loss Carryforwards [Line Items]
Increase in valuation allowance	$ 6,900,000	$ 1,900,000
Federal operating loss carryforward	97,800,000
Operating loss carryforward, state	36,800,000
Operating loss carryforward, foreign	6,700,000
Unrecognized tax benefits	0	$ 0
Domestic Tax Authority
Operating Loss Carryforwards [Line Items]
Operating loss carryforward subject to expiration	44,900,000
Operating loss carryforward not subject to expiration	52,900,000
Foreign Tax Authority
Operating Loss Carryforwards [Line Items]
Operating loss carryforward, research	$ 0